First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 99.9%
	Capital Markets – 99.9%
251,788	First Trust Consumer Discretionary AlphaDEX® Fund	$14,883,189
259,679	First Trust Industrials/Producer Durables AlphaDEX® Fund	14,889,994
179,524	First Trust Large Cap Growth AlphaDEX® Fund (b)	19,961,274
448,972	First Trust Nasdaq Transportation ETF	13,846,341
93,106	First Trust NASDAQ-100-Technology Sector Index Fund	14,692,127
283,788	First Trust Small Cap Growth AlphaDEX® Fund	20,322,513
116,010	First Trust Technology AlphaDEX® Fund	14,254,148
	Total Investments – 99.9%	112,849,586
	(Cost $103,165,192) (c)
	Net Other Assets and Liabilities – 0.1%	76,973
	Net Assets – 100.0%	$112,926,559

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,684,394 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $9,684,394.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 112,849,586	$ 112,849,586	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2021, and for the fiscal year-to-date period (January 1, 2021 to September 30, 2021) are as follows:
Security Name	Shares at 9/30/2021	Value at 12/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	251,788	$ 7,724,500	$ 6,879,931	$ (937,735)	$ 1,024,767	$ 191,726	$ 14,883,189	$ 51,646
First Trust Dow Jones Internet Index Fund	—	7,415,741	266,161	(8,079,601)	(135,310)	533,009	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	259,679	—	15,137,101	(951,229)	616,416	87,706	$ 14,889,994	51,606
First Trust Large Cap Growth AlphaDEX® Fund	179,524	10,315,257	9,280,620	(1,809,201)	1,954,516	220,082	$ 19,961,274	—
First Trust Nasdaq Transportation ETF	448,972	7,776,024	6,669,433	(930,744)	139,986	191,642	$ 13,846,341	70,192
First Trust NASDAQ-100-Technology Sector Index Fund	93,106	7,847,346	6,259,755	(854,242)	1,305,217	134,051	$ 14,692,127	1,280
First Trust Small Cap Growth AlphaDEX® Fund	283,788	11,375,542	9,550,611	(2,461,284)	1,403,952	453,692	$ 20,322,513	8,173
First Trust Technology AlphaDEX® Fund	116,010	8,391,420	6,072,467	(1,180,324)	797,766	172,819	$ 14,254,148	2,715
		$ 60,845,830	$ 60,116,079	$ (17,204,360)	$ 7,107,310	$1,984,727	$112,849,586	$ 185,612

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
September 30, 2021 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.